Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of components of income tax (expense) benefit

	Years ended December 31,
	2024	2023

	amounts in millions
Current:
Federal	$(12)	—
State and local	(5)	(2)
	(17)	(2)
Deferred:
Federal	(6)	(16)
State and local	(4)	(6)
	(10)	(22)
Income tax (expense) benefit	$(27)	(24)

Reconciliation of income tax (expense) benefit

	Years ended December 31,
	2024	2023

	amounts in millions
Computed expected tax benefit (expense)	$(20)	(14)
State and local income taxes, net of federal income taxes	(7)	(6)
Executive compensation	(1)	(3)
Stock compensation	—	(1)
Non-deductible expenses	—	(4)
Federal income tax credits	2	3
Other, net	(1)	1
Income tax (expense) benefit	$(27)	(24)

Schedule of deferred income tax assets and deferred income tax liabilities

	December 31,
	2024	2023

	amounts in millions
Deferred tax assets:
Tax loss and credit carryforwards	$2	31
Deferred revenue	44	27
Operating lease liability	30	28
Other accrued liabilities	8	7
Asset retirement obligations	25	24
Other future deductible amounts	23	26
Deferred tax assets	132	143
Valuation allowance	(1)	(1)
Net deferred tax assets	131	142
Deferred tax liabilities
Fixed assets	207	196
Intangible assets	252	266
Operating lease ROU assets	31	29
Deferred tax liabilities	490	491
Net deferred tax liabilities	$359	349